Inventory (Details) - Schedule of composition - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Composition Abstract
Raw materials	$ 704	$ 380
Work in progress	457	332
Finished goods	794	352
Total	$ 1,955	$ 1,064